Lease liabilities- Disclosure of detailed information about movement in lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Balance, beginning of year	$ 38,872	$ 203
Leases assumed in Acquisition	0	19,176
Leases entered into during the year	11,157	27,816
Lease payments	(19,265)	(13,400)
Interest expense	6,311	5,077
Total lease liabilities, end of year	37,075	38,872
Less: current portion of lease liabilities	(16,806)	(15,937)
Total non-current portion of lease liabilities	$ 20,269	$ 22,935